                          KENSINGTON SELECT INCOME FUND
                         A SERIES OF THE COVENTRY GROUP

                         SUPPLEMENT, DATED MAY 31, 2001
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 30, 2001

The second paragraph under the heading "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" is deleted and replaced in its entirety with the following:

         Reduction or elimination of sales charges. Shares of the Fund may be sold with a reduced or eliminated sales charge: (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons; (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client; (iii) to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (iv) to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution; (v) to investors who invest as part of a group which is the focus of a particular promotional effort approved in advance by the Adviser; (vi) to current officers, directors and employees (and their direct relatives) of the Fund, the Adviser, Kensington Investment Group, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales load described in this paragraph are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or Kensington Investment Group at the time of purchase on a form for this purpose made available by the Fund. Investors should be aware that they may be charged a fee if they effect transactions in Fund shares through a broker or agent.

                        KENSINGTON STRATEGIC REALTY FUND
                         A SERIES OF THE COVENTRY GROUP

                         SUPPLEMENT, DATED MAY 31, 2001
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 1, 2000

The second paragraph under the heading "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" is deleted and replaced in its entirety with the following:

         Reduction or elimination of sales charges. Shares of the Fund may be sold with a reduced or eliminated sales charge: (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons; (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client; (iii) to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (iv) to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution; (v) to investors who invest as part of a group which is the focus of a particular promotional effort approved in advance by the Adviser; (vi) to current officers, directors and employees (and their direct relatives) of the Fund, the Adviser, Kensington Investment Group, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales load described in this paragraph are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or Kensington Investment Group at the time of purchase on a form for this purpose made available by the Fund. Investors should be aware that they may be charged a fee if they effect transactions in Fund shares through a broker or agent.